Fair Value Measurements - Summary of Assets and Liabilities Carried at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total	$ 14,420	$ 7,005
Liabilities:
Total		3,375
Preferred Stock Tranche Obligations
Liabilities:
Total		3,375
Level 1
Assets:
Total	14,420	7,005
Level 3
Liabilities:
Total		3,375
Level 3 | Preferred Stock Tranche Obligations
Liabilities:
Total		3,375
Cash Equivalents - Money Market Funds
Assets:
Total	14,420	7,005
Cash Equivalents - Money Market Funds | Level 1
Assets:
Total	$ 14,420	$ 7,005